Fair Value Measurements (Fair value of the Level 3 financial assets) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 15
Total realized and unrealized gains (losses) included in non-regulated operating revenues	1
Net transfers out of Level 3	(2)
Ending Balance	14
Power
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1
Total realized and unrealized gains (losses) included in non-regulated operating revenues	3
Net transfers out of Level 3	(2)
Ending Balance	2
Natural gas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	14
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(2)
Net transfers out of Level 3	0
Ending Balance	$ 12